FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - NARRATIVE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Other comprehensive income, net of tax, change in value of foreign currency basis spreads	$ 93,824,216	$ 88,689,861
Sensitivity analysis percentage	10.00%	10.00%	10.00%
Sensitivity analysis rate	1.00%	2.00%
Borrowings at fair value	$ 255,591,886
Bottom of range
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Discounted cash flows	6.20%
Top of range
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Discounted cash flows	15.50%